Derivatives - Cash Flow Hedges (Details) € in Millions, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)	Jun. 30, 2016 USD ($)	Dec. 31, 2014 EUR (€)	Nov. 30, 2014 EUR (€)
November 2014 Euro medium term notes issued
Derivatives in Cash Flow Hedging Relationships
Face amount | €									€ 1,250.0
Fixed rate Euro Medium term note due 2026
Derivatives in Cash Flow Hedging Relationships
Debt Instrument Term	12 years
Face amount | €						€ 750.0
Cash flow hedge
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative			$ 57	$ 212	$ 171
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income			109	174	4
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges			91
After-tax net unrealized gain (loss) anticipated to be reclassifed from AOCI to the income statement within next twelve months			57
After-tax net unrealized gain (loss) anticipated to be reclassifed from AOCI to the Income Statement in 2018			26
After-tax unrealized gain (loss) anticipated to be reclassifed from AOCI to the Income Statement after 2018			$ 8
Cash flow hedge | Foreign currency forward/option contracts
Derivatives in Cash Flow Hedging Relationships
Maximum length of time hedged in cash flow hedge		24 months	36 months
Maximum length of time hedged in cash flow hedge prior to current period		12 months
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative			$ 58	212	183
Cash flow hedge | Foreign currency forward/option contracts | Cost of Sales
Derivatives in Cash Flow Hedging Relationships
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income			110	178	3
Cash flow hedge | Commodity price swap contracts
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative					(4)
Cash flow hedge | Commodity price swap contracts | Cost of Sales
Derivatives in Cash Flow Hedging Relationships
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income				(2)	2
Cash flow hedge | Interest rate swap contracts
Derivatives in Cash Flow Hedging Relationships
Derivative notional amount			200				$ 300	€ 500.0
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative			(1)		(8)
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income	$ (8)
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges	$ (5)		(6)
Cash flow hedge | Interest rate swap contracts | Interest expense
Derivatives in Cash Flow Hedging Relationships
Pretax gain (loss) recognized in income on effective portion of derivative as a result of reclassification from accumulated other comprehensive income			$ (1)	$ (2)	$ (1)